10. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Details
Future minimum lease payments in 2014	$ 30,306	$ 60,093
Future minimum lease payments in 2015	62,169	62,169
Future minimum lease payments in 2016	64,299	64,299
Future minimum lease payments in 2017	66,519	66,519
Future minimum lease payments in 2018	16,770	16,770
Future minimum lease payments	$ 240,063	$ 269,850